UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-00005

LORD ABBETT AFFILIATED FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2007

Item 1:               Report to Shareholders.

2007

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett Affiliated Fund

For the six-month period ended April 30, 2007

Lord Abbett Affiliated Fund Semiannual Report

For the six-month period ended April 30, 2007

Dear Shareholders: We are pleased to provide you with this overview of Lord Abbett Affiliated Fund's performance for the six-month period ended April 30, 2007. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended April 30, 2007?

A: Although there was a brief, but sharp, sell-off in late February, equity returns were positive for the six-month period ended April 30, 2007. Share prices rose in excess of 7.4% (on a total return basis relative to the S&P headline indexes*).

Inflation, after trending lower in late 2006, rose in the first few months of 2007. Nevertheless, the Federal Reserve Board (the Fed) held interest rates steady, while the 10-year Treasury yield fluctuated between 4.4% and 4.9%.

Within the equity market, the performance of companies with mega-capitalizations (defined by the S&P 100® Index1) trailed that of their smaller capitalized peers, with mid caps, in particular, leading the pack. Broadly speaking, the value style of investing outperformed the growth style; however, the performance gap narrowed in the February–April period.

In the S&P Composite 1500® Index,2 the top performing sectors were materials, utilities, and energy. Rising material prices sent the materials sector soaring approximately 20% during the six-month period ended April 30, 2007. The worst performing sectors were financials and consumer discretionary. Financials, especially banks and money lending centers, lagged, as net interest margin (the difference between interest rates paid on deposits and those received on loans) continued to be problematic.

Q: How did the Affiliated Fund perform during the six-month period ended April 30, 2007?

A: The Fund returned 7.4%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 1000® Value Index,3 which returned 9.8% over the same period.

Q: What were the most significant factors affecting performance?

A: The consumer discretionary sector was the most significant detractor from the Fund's performance relative to its benchmark for the six-month period, followed by the integrated oils sector and the other energy sector. (Holdings in this latter sector include oil service companies, as well as smaller exploration and production companies, and independent refiners.)

Among the individual holdings that detracted from Fund performance were two materials and processing holdings: Barrick Gold Corp. (the Fund's number-one detractor), an international gold company operating mines and development projects, and Newmont Mining Corp., also an international gold and mining company. Other detractors included financial services holding Freddie Mac, a stockholder-owned corporation chartered by Congress in 1970, and two healthcare holdings: Boston Scientific Corp., a developer of minimally invasive medical devices, and Novartis AG, a manufacturer of pharmaceutical and nutrition products.

The greatest contributor to the Fund's performance relative to its benchmark was the financial services sector. No other sectors were positive contributors to the Fund's relative performance for the six-month period.

Among the individual holdings that contributed to the Fund's performance were integrated oil company ExxonMobil Corp. (the Fund's number-one contributor), an operator of petroleum and petrochemicals businesses throughout the world; financial services company Citigroup Inc., a diversified international financial services holding company; utilities holding AT&T Inc, a communications services provider; consumer staples holding The Kroger Co., an operator of supermarkets and convenience stores in the U.S.; and healthcare company Baxter International Inc., which develops products and technologies related to the blood and circulatory systems.

The Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

*  The S&P U.S. headline indexes include the S&P Composite 1500®, S&P 500®, S&P 500® Equal Weight, S&P Mid Cap®, S&P Small Cap®, and the S&P 100®.

1  The S&P 100® Index is a market capitalization-weighted index made up of 100 major, blue-chip stocks across diverse industry groups.

2  The S&P Composite 1500® Index combines the S&P 500®, S&P MidCap 400®, and S&P Small Cap 600® indexes in an efficient way to create a broad market portfolio representing 90% of U.S. equities.

3  The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's prospectus.

The views of the Fund's management and the portfolio holdings described in this report are as of April 30, 2007; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 through April 30, 2007).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 11/1/06 – 4/30/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/06	4/30/07	11/1/06 – 4/30/07
Class A
Actual	$1,000.00	$1,074.10	$4.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01
Class B
Actual	$1,000.00	$1,070.30	$7.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.59	$7.25
Class C
Actual	$1,000.00	$1,070.50	$7.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.59	$7.25
Class P
Actual	$1,000.00	$1,073.00	$4.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.32	$4.51
Class Y
Actual	$1,000.00	$1,075.80	$2.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.55	$2.26

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.80% for Class A, 1.45% for Classes B and C, 0.90% for Class P and 0.45% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2007

Sector*	%**
Consumer Discretionary	8.13%
Consumer Staples	14.90%
Financial Services	19.06%
Healthcare	17.51%
Integrated Oils	5.38%
Materials & Processing	6.79%
Other	3.20%
Other Energy	2.90%
Producer Durables	2.99%
Technology	6.97%
Utilities	11.69%
Short-Term Investment	0.48%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Schedule of Investments (unaudited)

April 30, 2007

Investments	Shares	Value (000)
COMMON STOCKS 99.49%
Aerospace 0.83%
Boeing Co. (The)	947,500	$88,118
Rockwell Collins, Inc.	1,370,531	90,003
Total		178,121
Agriculture, Fishing & Ranching 1.09%
Monsanto Co.	3,969,605	234,167
Banks 7.78%
Bank of New York Co., Inc. (The)	8,527,453	345,191
Fifth Third Bancorp	1,513,200	61,421
JPMorgan Chase & Co.	7,323,987	381,580
Marshall & Ilsley Corp.	2,818,152	135,328
Mellon Financial Corp.	5,882,715	252,545
Regions Financial Corp.	2,704,079	94,886
SunTrust Banks, Inc.	1,065,557	89,954
U.S. Bancorp	4,042,313	138,853
Wachovia Corp.	2,118,620	117,668
Zions Bancorp.	607,160	49,666
Total		1,667,092
Beverage: Brewers 1.03%
Anheuser-Busch Cos., Inc.	4,504,225	221,563
Beverage: Soft Drinks 2.37%
Coca-Cola Co. (The)	5,958,628	310,981
Coca-Cola Enterprises Inc.	8,976,489	196,944
Total		507,925
Biotechnology Research & Production 2.15%
Amgen Inc.*	832,800	53,416
Baxter International, Inc.	7,188,953	407,110
Total		460,526
Cable Television Services 0.13%
Liberty Media Corp- Capital Series A Tracking Stock*	238,200	26,909

Investments	Shares	Value (000)
Chemicals 0.58%
Praxair, Inc.	1,935,231	$124,919
Communications & Media 0.79%
Time Warner Inc.	8,235,486	169,898
Communications Technology 1.02%
Corning Inc.*	1,537,000	36,458
Juniper Networks, Inc.*	116,500	2,605
Motorola, Inc.	1,882,320	32,621
QUALCOMM Inc.	3,357,155	147,043
Total		218,727
Computer Services, Software & Systems 0.19%
Oracle Corp.*	2,118,461	39,827
Computer Technology 2.29%
Hewlett-Packard Co.	4,852,237	204,473
International Business Machines Corp.	811,800	82,974
Sun Microsystems, Inc.*	38,882,088	202,965
Total		490,412
Consumer Electronics 0.40%
Yahoo! Inc.*	3,081,294	86,399
Consumer Products 0.67%
Kimberly-Clark Corp.	2,015,371	143,434
Copper 1.07%
Freeport-McMoRan Copper & Gold Inc.	3,403,960	228,610
Diversified Financial Services 5.16%
American Express Co.	843,140	51,153
Citigroup, Inc.	18,377,700	985,412
MetLife, Inc.	1,035,885	68,058
Total		1,104,623
Drug & Grocery Store Chains 3.17%
Kroger Co. (The)	15,685,582	462,882
SUPERVALU INC.	4,706,634	216,034
Total		678,916

See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

April 30, 2007

Investments	Shares	Value (000)
Drugs & Pharmaceuticals 10.82%
Abbott Laboratories	7,262,646	$411,211
Bristol-Myers Squibb Co.	7,990,507	230,606
Eli Lilly & Co.	2,341,147	138,432
Novartis AG ADR	7,250,844	421,202
Sanofi-Aventis ADR	5,800,416	266,007
Teva Pharmaceutical Industries Ltd. ADR	9,120,634	349,411
Wyeth	9,024,664	500,869
Total		2,317,738
Electrical Equipment & Components 1.00%
Cooper Industries, Ltd. Class A	225,000	11,196
Emerson Electric Co.	4,316,454	202,830
Total		214,026
Electronics: Semi-Conductors/ Components 1.01%
Microchip Technology Inc.	3,269,844	131,905
Texas Instruments Inc.	2,430,600	83,540
Total		215,445
Electronics: Technology 2.39%
General Dynamics Corp.	2,559,670	200,934
Raytheon Co.	5,793,569	310,188
Total		511,122
Financial Data Processing Services & Systems 0.46%
Automatic Data Processing, Inc.	2,216,572	99,214
Financial: Miscellaneous 2.11%
Fannie Mae	6,161,173	363,016
MBIA, Inc.	1,227,811	85,407
Radian Group Inc.	76,300	4,434
Total		452,857

Investments	Shares	Value (000)
Foods 3.35%
Campbell Soup Co.	3,869,068	$151,280
Kraft Foods Inc. Class A	16,889,744	565,300
Total		716,580
Gold 1.92%
Barrick Gold Corp. (Canada)(a)	8,664,503	243,559
Newmont Mining Corp.	4,033,305	168,189
Total		411,748
Health & Personal Care 3.22%
CVS Corp.	12,063,575	437,184
McKesson Corp.	211,100	12,419
Medco Health Solutions, Inc.*	716,150	55,874
WellPoint, Inc.*	2,333,835	184,303
Total		689,780
Insurance: Multi-Line 3.13%
American International Group, Inc.	7,154,263	500,155
Aon Corp.	1,594,894	61,802
Hartford Financial Services Group, Inc. (The)	162,000	16,394
Lincoln National Corp.	1,296,225	92,226
Total		670,577
Investment Management Companies 0.19%
Fortress Investment Group LLC Class A	1,420,400	41,206
Machinery: Construction & Handling 0.42%
Caterpillar Inc.	1,236,218	89,774
Machinery: Industrial/Specialty 0.51%
Illinois Tool Works Inc.	2,143,650	109,991

See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

April 30, 2007

Investments	Shares	Value (000)
Machinery: Oil Well Equipment & Services 1.74%
Halliburton Co.	1,124,090	$35,712
Schlumberger Ltd. (Netherlands)(a)	2,794,727	206,335
Smith International, Inc.	2,488,790	130,512
Total		372,559
Medical & Dental Instruments & Supplies 1.31%
Boston Scientific Corp.*	18,222,357	281,353
Metals & Minerals Miscellaneous 0.28%
BHP Billiton Ltd. ADR	1,214,260	59,304
Milling: Fruit & Grain Processing 0.57%
Archer Daniels Midland Co.	3,157,095	122,180
Miscellaneous: Consumer Staples 0.71%
Diageo plc ADR	1,802,402	152,123
Multi-Sector Companies 3.20%
Eaton Corp.	489,001	43,624
General Electric Co.	17,423,111	642,216
Total		685,840
Office Furniture & Business Equipment 0.23%
Pitney Bowes Inc.	1,023,683	49,137
Oil: Crude Producers 0.58%
Devon Energy Corp.	1,435,500	104,605
EOG Resources, Inc.	265,106	19,469
Total		124,074
Oil: Integrated International 5.38%
Exxon Mobil Corp.	14,512,293	1,151,986
Paper 1.27%
International Paper Co.	7,218,493	272,282
Radio & TV Broadcasters 0.57%
News Corp. Class B	5,104,407	122,506

Investments	Shares	Value (000)
Rental & Leasing Services: Consumer 0.52%
Hertz Global Holdings, Inc.*	5,582,704	$111,096
Retail 2.30%
Costco Wholesale Corp.	898,527	48,134
Federated Department Stores, Inc.	2,735,887	120,160
Kohl's Corp.*	562,285	41,632
Wal-Mart Stores, Inc.	5,894,884	282,483
Total		492,409
Securities Brokerage & Services 0.22%
Charles Schwab Corp. (The)	2,445,700	46,762
Services: Commercial 2.18%
IAC/InterActiveCorp.*	9,795,211	373,393
Waste Management, Inc.	2,491,761	93,217
Total		466,610
Soaps & Household Chemicals 4.27%
Procter & Gamble Co. (The)	14,215,267	914,184
Textiles Apparel Manufacturers 0.57%
J. Crew Group, Inc.*(b)	3,019,726	122,269
Utilities: Cable TV & Radio 0.97%
Comcast Corp., Special Class A*	7,892,739	208,368
Utilities: Electrical 5.99%
Consolidated Edison, Inc.	1,411,942	72,376
Dominion Resources, Inc.	2,638,864	240,664
FPL Group, Inc.	3,312,813	213,246
PG&E Corp.	6,058,054	306,537
PPL Corp.	4,710,741	205,435
Progress Energy, Inc.	2,488,540	125,796
Southern Co. (The)	3,128,011	118,208
Total		1,282,262

See Notes to Financial Statements.

Schedule of Investments (unaudited) (concluded)

April 30, 2007

Investments	Shares	Value (000)
Utilities: Gas Distributors 0.40%
Spectra Energy Corp.	3,245,476	$84,707
Utilities: Gas Pipelines 0.58%
El Paso Corp.	8,350,085	125,251
Utilities: Telecommunications 4.33%
AT&T Inc.	21,957,845	850,208
Verizon Communications, Inc.	2,017,974	77,046
Total		927,254
Wireless Telecommunications 0.07%
MetroPCS Communications, Inc.*	568,845	15,956
Total Common Stocks (cost $17,215,376,283)		21,312,598

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.48%
Repurchase Agreement
Repurchase Agreement dated 4/30/2007, 4.70% due 5/1/2007 with State Street Bank & Trust Co. collateralized by $12,890,000 of Federal Farm Credit Bank at 5.00% due 10/23/2009 and $41,425,000 of Federal Home Loan Bank at Zero Coupon due 7/3/2007 and $50,000,000 of Federal National Mortgage Assoc. at 5.125% due 3/26/2009; value: $103,970,525; proceeds: $101,940,774 (cost $101,927,467)	$101,927	$101,927
Total Investments in Securities 99.97% (cost $17,317,303,750)		21,414,525
Other Assets in Excess of Liabilities 0.03%		6,266
Net Assets 100.00%		$21,420,791

  ADR  American Depositary Receipt.

Tracking Stock  A security issued by a parent company that tracks the performance of a particular division.

  *  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Affiliated issuer (holding represents 5% or more of the underlying issuer's outstanding voting shares). (See Note 10.)

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

April 30, 2007

ASSETS:
Investments in unaffiliated issuers, at value (cost $17,205,186,361)	$21,292,256,067
Investments in affiliated issuer, at value (cost $112,117,389)	122,268,706
Receivables:
Investment securities sold	109,586,893
Interest and dividends	29,948,987
Capital shares sold	14,037,516
Prepaid expenses and other assets	95,243
Total assets	21,568,193,412
LIABILITIES:
Payables:
Investment securities purchased	92,770,389
Capital shares reacquired	28,016,228
12b-1 distribution fees	12,216,599
Management fees	5,453,562
Directors' fees	4,134,832
Fund administration	693,110
To affiliates (See Note 3)	195,090
Accrued expenses and other liabilities	3,922,324
Total liabilities	147,402,134
NET ASSETS	$21,420,791,278
COMPOSITION OF NET ASSETS:
Paid-in capital	$16,090,596,103
Undistributed net investment income	31,915,187
Accumulated net realized gain on investments	1,201,058,965
Net unrealized appreciation on investments	4,097,221,023
Net Assets	$21,420,791,278
Net assets by class:
Class A Shares	$16,712,465,743
Class B Shares	$1,332,586,855
Class C Shares	$1,741,897,887
Class P Shares	$454,493,652
Class Y Shares	$1,179,347,141
Outstanding shares by class:
Class A Shares (2.9 billion shares of common stock authorized, $.001 par value)	1,055,010,070
Class B Shares (300 million shares of common stock authorized, $.001 par value)	83,903,378
Class C Shares (300 million shares of common stock authorized, $.001 par value)	109,917,779
Class P Shares (200 million shares of common stock authorized, $.001 par value)	28,745,724
Class Y Shares (300 million shares of common stock authorized, $.001 par value)	74,254,355
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.84
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$16.81
Class B Shares-Net asset value	$15.88
Class C Shares-Net asset value	$15.85
Class P Shares-Net asset value	$15.81
Class Y Shares-Net asset value	$15.88

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2007

Investment income:
Dividends (net of foreign withholding taxes of $1,576,586)	$227,735,637
Interest	13,784,586
Total investment income	241,520,223
Expenses:
Management fee	31,674,632
12b-1 distribution plan-Class A	27,989,774
12b-1 distribution plan-Class B	6,654,589
12b-1 distribution plan-Class C	8,439,017
12b-1 distribution plan-Class P	992,233
Shareholder servicing	9,157,530
Fund administration	4,160,471
Reports to shareholders	951,175
Subsidy (See Note 3)	481,500
Custody	346,683
Directors' fees	290,062
Registration	156,779
Professional	35,380
Other	226,766
Gross expenses	91,556,591
Expense reductions (See Note 7)	(338,460)
Net expenses	91,218,131
Net investment income	150,302,092
Net realized and unrealized gain:
Net realized gain on investments	1,203,687,245
Net change in unrealized appreciation on investments	135,534,625
Net realized and unrealized gain	1,339,221,870
Net Increase in Net Assets Resulting From Operations	$1,489,523,962

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended April 30, 2007 (unaudited)	For the Year Ended October 31, 2006
Operations:
Net investment income	$150,302,092	$243,497,042
Net realized gain on investments	1,203,687,245	1,310,026,370
Net change in unrealized appreciation on investments	135,534,625	1,787,485,945
Net increase in net assets resulting from operations	1,489,523,962	3,341,009,357
Distributions to shareholders from:
Net investment income
Class A	(104,827,218)	(204,290,437)
Class B	(4,241,769)	(9,463,968)
Class C	(5,408,183)	(11,125,792)
Class P	(2,647,514)	(5,045,716)
Class Y	(9,892,158)	(18,180,094)
Net realized gain
Class A	(1,015,344,515)	(1,010,344,307)
Class B	(84,724,294)	(94,643,215)
Class C	(105,225,383)	(107,522,805)
Class P	(27,647,593)	(25,931,338)
Class Y	(76,725,810)	(72,549,790)
Total distributions to shareholders	(1,436,684,437)	(1,559,097,462)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	1,008,646,789	1,859,067,940
Reinvestment of distributions	1,251,401,601	1,341,697,265
Cost of shares reacquired	(1,637,753,212)	(3,086,834,863)
Net increase in net assets resulting from capital share transactions	622,295,178	113,930,342
Net increase in net assets	675,134,703	1,895,842,237
NET ASSETS:
Beginning of period	$20,745,656,575	$18,849,814,338
End of period	$21,420,791,278	$20,745,656,575
Undistributed net investment income	$31,915,187	$8,629,937

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$15.84		$14.52	$13.95	$12.68	$10.80	$13.04
Investment operations:
Net investment income(a)	.12		.20	.18	.12	.13	.14
Net realized and unrealized gain (loss)	.98		2.34	.84	1.35	2.36	(1.59)
Total from investment operations	1.10		2.54	1.02	1.47	2.49	(1.45)
Distributions to shareholders from:
Net investment income	(.10)		(.20)	(.20)	(.20)	(.20)	(.22)
Net realized gain	(1.00)		(1.02)	(.25)	– (c)	(.41)	(.57)
Total distributions	(1.10)		(1.22)	(.45)	(.20)	(.61)	(.79)
Net asset value, end of period	$15.84		$15.84	$14.52	$13.95	$12.68	$10.80
Total Return(b)	7.41	%(d)	18.55%	7.38%	11.71%	24.07%	(12.21)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.40	%(d)	.82%	.82%	.83%	.84%	.85%
Expenses, excluding expense reductions	.40	%(d)	.82%	.83%	.83%	.84%	.85%
Net investment income	.75	%(d)	1.31%	1.26%	.92%	1.17%	1.08%
Supplemental Data:
Net assets, end of period (000)	$16,712,466		$16,090,845	$14,513,173	$13,790,608	$11,322,151	$8,744,220
Portfolio turnover rate	41.29	%(d)	39.95%	49.36%	33.02%	42.58%	59.88%

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$15.88		$14.55	$13.97	$12.70	$10.81	$13.06
Investment operations:
Net investment income(a)	.07		.10	.09	.04	.06	.06
Net realized and unrealized gain (loss)	.98		2.35	.85	1.34	2.36	(1.61)
Total from investment operations	1.05		2.45	.94	1.38	2.42	(1.55)
Distributions to shareholders from:
Net investment income	(.05)		(.10)	(.11)	(.11)	(.12)	(.13)
Net realized gain	(1.00)		(1.02)	(.25)	– (c)	(.41)	(.57)
Total distributions	(1.05)		(1.12)	(.36)	(.11)	(.53)	(.70)
Net asset value, end of period	$15.88		$15.88	$14.55	$13.97	$12.70	$10.81
Total Return(b)	7.03	%(d)	17.80%	6.75%	10.94%	23.29%	(12.85)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.73	%(d)	1.47%	1.47%	1.48%	1.50%	1.47%
Expenses, excluding expense reductions	.73	%(d)	1.47%	1.48%	1.48%	1.50%	1.47%
Net investment income	.43	%(d)	.66%	.61%	.27%	.51%	.46%
Supplemental Data:
Net assets, end of period (000)	$1,332,587		$1,346,862	$1,366,197	$1,424,229	$1,235,238	$928,421
Portfolio turnover rate	41.29	%(d)	39.95%	49.36%	33.02%	42.58%	59.88%

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$15.85		$14.53	$13.95	$12.68	$10.80	$13.02
Investment operations:
Net investment income(a)	.07		.10	.09	.04	.06	.08
Net realized and unrealized gain (loss)	.98		2.34	.85	1.34	2.35	(1.59)
Total from investment operations	1.05		2.44	.94	1.38	2.41	(1.51)
Distributions to shareholders from:
Net investment income	(.05)		(.10)	(.11)	(.11)	(.12)	(.14)
Net realized gain	(1.00)		(1.02)	(.25)	– (c)	(.41)	(.57)
Total distributions	(1.05)		(1.12)	(.36)	(.11)	(.53)	(.71)
Net asset value, end of period	$15.85		$15.85	$14.53	$13.95	$12.68	$10.80
Total Return(b)	7.05	%(d)	17.77%	6.77%	10.97%	23.23%	(12.59)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.73	%(d)	1.47%	1.47%	1.48%	1.50%	1.32%
Expenses, excluding expense reductions	.73	%(d)	1.47%	1.48%	1.48%	1.50%	1.32%
Net investment income	.43	%(d)	.66%	.60%	.27%	.51%	.61%
Supplemental Data:
Net assets, end of period (000)	$1,741,898		$1,665,058	$1,552,369	$1,457,255	$1,036,160	$692,976
Portfolio turnover rate	41.29	%(d)	39.95%	49.36%	33.02%	42.58%	59.88%

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$15.82		$14.50	$13.93	$12.66	$10.78	$13.02
Investment operations:
Net investment income(a)	.11		.18	.16	.11	.12	.12
Net realized and unrealized gain (loss)	.97		2.34	.85	1.35	2.36	(1.58)
Total from investment operations	1.08		2.52	1.01	1.46	2.48	(1.46)
Distributions to shareholders from:
Net investment income	(.09)		(.19)	(.19)	(.19)	(.19)	(.21)
Net realized gain	(1.00)		(1.01)	(.25)	– (c)	(.41)	(.57)
Total distributions	(1.09)		(1.20)	(.44)	(.19)	(.60)	(.78)
Net asset value, end of period	$15.81		$15.82	$14.50	$13.93	$12.66	$10.78
Total Return(b)	7.30	%(d)	18.46%	7.28%	11.60%	24.01%	(12.31)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.45	%(d)	.92%	.92%	.93%	.95%	.92%
Expenses, excluding expense reductions	.45	%(d)	.92%	.93%	.93%	.95%	.92%
Net investment income	.70	%(d)	1.21%	1.14%	.82%	1.06%	1.01%
Supplemental Data:
Net assets, end of period (000)	$454,494		$433,955	$368,761	$302,389	$178,794	$82,038
Portfolio turnover rate	41.29	%(d)	39.95%	49.36%	33.02%	42.58%	59.88%

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class Y Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$15.88		$14.56	$13.98	$12.70	$10.82	$13.07
Investment operations:
Net investment income(a)	.14		.25	.23	.17	.17	.18
Net realized and unrealized gain (loss)	.99		2.34	.85	1.35	2.36	(1.59)
Total from investment operations	1.13		2.59	1.08	1.52	2.53	(1.41)
Distributions to shareholders from:
Net investment income	(.13)		(.25)	(.25)	(.24)	(.24)	(.27)
Net realized gain	(1.00)		(1.02)	(.25)	– (c)	(.41)	(.57)
Total distributions	(1.13)		(1.27)	(.50)	(.24)	(.65)	(.84)
Net asset value, end of period	$15.88		$15.88	$14.56	$13.98	$12.70	$10.82
Total Return(b)	7.58	%(d)	18.91%	7.80%	12.14%	24.51%	(11.96)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.23	%(d)	.47%	.48%	.48%	.50%	.47%
Expenses, excluding expense reductions	.23	%(d)	.47%	.48%	.48%	.50%	.47%
Net investment income	.93	%(d)	1.66%	1.60%	1.27%	1.51%	1.46%
Supplemental Data:
Net assets, end of period (000)	$1,179,347		$1,208,936	$1,049,314	$907,011	$557,591	$274,454
Portfolio turnover rate	41.29	%(d)	39.95%	49.36%	33.02%	42.58%	59.88%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

(d) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund's investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. The Fund offers five classes of shares: Classes A, B, C, P, and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of the trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and

Notes to Financial Statements (unaudited)(continued)

rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, and P shares bear their class-specific share of expenses and fees relating to the Fund's 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net realized gain on investments on the Statement of Operations. The Fund does not isolate that the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

First $200 million	.50%
Next $300 million	.40%
Next $200 million	.375%
Next $200 million	.35%
Over $900 million	.30%

Notes to Financial Statements (unaudited)(continued)

For the six months ended April 30, 2007, the effective management fee paid to Lord Abbett was at a rate of .30% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy and Lord Abbett Income Strategy Fund of Lord Abbett Investment Trust (each, a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by the Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund's Statement of Operations and Payable to affiliates on the Fund's Statement of Assets and Liabilities.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee	Class A		Class B	Class C	Class P
Service	.25	%(1)	.25%	.25%	.20%
Distribution	.10	%(2)	.75%	.75%	.25%

(1) Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A.

(2) The amount of CDSC collected by the Fund during the six months ended April 30, 2007 was $8,637.

Class Y does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended April 30, 2007:

Distributor Commissions	Dealers' Concessions
$2,258,159	$12,193,831

Distributor received CDSCs of $73,322 and $30,979 for Class A and Class C shares, respectively, for the six months ended April 30, 2007.

Two Directors and certain of the Fund's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the

Notes to Financial Statements (unaudited)(continued)

United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2007 and the fiscal year ended October 31, 2006 are as follows:

	Six Months Ended 4/30/2007 (unaudited)	Year Ended 10/31/2006
Distributions paid from:
Ordinary income	$273,030,842	$359,893,591
Net long-term capital gains	1,163,653,595	1,199,203,871
Total distributions paid	$1,436,684,437	$1,559,097,462

As of April 30, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows :

Tax cost	$17,319,699,284
Gross unrealized gain	4,215,973,367
Gross unrealized loss	(121,147,878)
Net unrealized security gain	$4,094,825,489

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2007 were as follows:

Purchases	Sales
$8,481,731,568	$8,437,869,095

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2007.

6. DIRECTORS' REMUNERATION

The Fund's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' Fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

Notes to Financial Statements (unaudited)(continued)

7. EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of April 30, 2007, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended April 30, 2007.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the six months ended April 30, 2007:

Affiliated Issuer	Balance of Shares Held at 10/31/2006	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2007	Value at 4/30/2007	Net Realized Gain (Loss) 11/1/2006 to 4/30/2007	Dividend Income 11/1/2006 to 4/30/2007
J Crew Group Inc.	-	3,019,726	-	3,019,726	$122,268,706	-	-

11. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Due to its investments in multinational companies, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund's performance.

Notes to Financial Statements (unaudited)(concluded)

12. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

	Six Months Ended April 30, 2007 (unaudited)		Year Ended October 31, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	44,775,312	$686,883,547	86,177,811	$1,281,680,925
Converted from Class B**	2,965,759	45,686,598	7,363,923	108,132,100
Reinvestment of distributions	66,994,516	999,911,305	75,796,541	1,072,408,520
Shares reacquired	(75,272,266)	(1,155,947,509)	(153,117,341)	(2,265,454,418)
Increase	39,463,321	$576,533,941	16,220,934	$196,767,127
Class B Shares*
Shares sold	3,796,345	$58,273,706	7,179,980	$106,502,951
Reinvestment of distributions	4,972,355	74,452,316	6,113,874	86,583,445
Shares reacquired	(6,725,021)	(103,755,829)	(19,406,368)	(286,160,034)
Converted to Class A**	(2,955,376)	(45,686,598)	(7,341,606)	(108,132,100)
Decrease	(911,697)	$(16,716,405)	(13,454,120)	$(201,205,738)
Class C Shares
Shares sold	9,237,474	$140,977,536	15,449,822	$227,997,733
Reinvestment of distributions	4,578,355	68,372,763	4,945,672	69,907,960
Shares reacquired	(8,954,118)	(137,851,877)	(22,200,443)	(328,000,539)
Increase (decrease)	4,861,711	$71,498,422	(1,804,949)	$(30,094,846)
Class P Shares
Shares sold	3,786,715	$57,979,284	7,737,327	$114,423,553
Reinvestment of distributions	1,659,436	24,717,349	1,749,765	24,725,637
Shares reacquired	(4,137,367)	(62,972,636)	(7,482,800)	(111,097,347)
Increase	1,308,784	$19,723,997	2,004,292	$28,051,843
Class Y Shares
Shares sold	4,191,475	$64,532,716	8,621,487	$128,462,778
Reinvestment of distributions	5,611,233	83,947,868	6,208,013	88,071,703
Shares reacquired	(11,659,855)	(177,225,361)	(10,805,261)	(158,568,027)
Increase (decrease)	(1,857,147)	$(28,744,777)	4,024,239	$57,966,454

*  Prior year amounts have been reclassified to conform with current presentation.

**  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

13. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. The Fund will adopt FIN 48 no later than April 30, 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Supplemental Proxy Information (unaudited)

A meeting of the Funds' shareholders was held on December 18, 2006. The meeting was held for the purpose of approving the election of the following nine (9) Directors:

•  E. Thayer Bigelow

•  William H.T. Bush

•  Robert B. Calhoun, Jr.

•  Robert S. Dow

•  Daria L. Foster

•  Julie A. Hill

•  Franklin W. Hobbs

•  Thomas J. Neff

•  James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Matter	Votes For	Votes Against	Votes Withheld	Abstentions
E. Thayer Bigelow	974,105,583.544	7,722,134.430	–	–
William H.T. Bush	973,886,596.501	7,941,121.473	–	–
Robert B. Calhoun, Jr.	974,440,320.817	7,387,397.157	–	–
Robert S. Dow	973,413,290.168	8,414,427.806	–	–
Daria L. Foster	973,319,300.375	8,508,417.599	–	–
Julie A. Hill	974,180,497.446	7,647,220.528	–	–
Franklin W. Hobbs	974,525,017.914	7,302,700.060	–	–
Thomas J. Neff	974,185,147.703	7,642,570.271	–	–
James L.L. Tullis	974,413,438.295	7,414,279.679	–	–

Approval of Advisory Contract

At meetings on December 11 and 12, 2006, the Board, including all of the Directors who are not interested persons, considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contracts Committee during the year.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper, Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2006, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed that the performance of the Class A shares of the Fund was in the second quintile of its performance universe for the nine-month and five-year periods, in the first quintile for the one-year and ten-year periods, and in the third quintile for the three-year period. The Board also observed that the investment performance was above that of the Lipper Large-Cap Value Index for the nine-month, one-year, five-year, and ten-year periods and below that of the Index for the three-year period.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense ratio of the Fund and the expense ratios of the peer expense groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that, as of September 30, 2006, the aggregate contractual management fees and administrative services fees were approximately thirteen basis points below the median of the peer group, as were the actual management and administrative services fees. The Board also observed that the total expense ratio of Class A was approximately eleven basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately twelve basis points below the median of the peer group, the total expense ratio of Class P was approximately fourteen basis points below the median of the peer group, and total expense ratio of Class Y was approximately ten basis points below the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund. The Board also noted that although the advisory fee schedule had relatively few breakpoints, the initial advisory fee was lower than that of most peer funds.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Fund, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures, and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

LAA-3-0407
(06/07)

Lord Abbett Affiliated Fund, Inc.

This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Schedule of Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11:	Controls and Procedures.

(a)                      Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)                     There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company

                                    Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:             Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

LORD ABBETT AFFILIATED FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 26, 2007